PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5     PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

		As of December 31,
	Note	2022	2023
At cost:
Land		3,302,148	3,440,140
Buildings		13,847,692	16,439,068
Data center equipment		19,603,839	22,958,565
Leasehold improvement		8,444,282	8,706,161
Furniture and office equipment		167,410	123,732
Vehicles		5,619	5,293
		45,370,990	51,672,959
Less: Accumulated depreciation		(9,269,587)	(12,315,886)
		36,101,403	39,357,073
Construction in progress		10,827,984	10,958,497
		46,929,387	50,315,570
Less: Impairment losses	2(o)	(12,759)	(2,816,076)

Property and equipment, net		46,916,628	47,499,494

The carrying amounts of the Company’s property and equipment acquired under finance leases and other financing arrangement were RMB9,906,404 and RMB8,036,081 as of December 31, 2022 and 2023, respectively.

Depreciation of property and equipment (including assets acquired under finance leases and other financing arrangement) was RMB2,399,451, RMB2,947,200 and RMB3,204,351 for the years ended December 31, 2021, 2022 and 2023, respectively, and included in the following captions:

	Years ended December 31,
	2021	2022	2023

Cost of revenue	2,264,620	2,722,169	2,999,008
General and administrative expenses	129,128	218,567	200,479
Research and development expenses	5,703	6,464	4,864

	2,399,451	2,947,200	3,204,351

Property and equipment with a net book value of RMB12,721,652 and RMB14,837,993 was pledged as security for bank loans (Note 9) and other financing obligations (Note 12) as of December 31, 2022 and 2023, respectively.